Legal Proceedings	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Note 10 - Legal Proceedings

In the ordinary course of business, the Company is from time to time, involved in various pending or threatened legal actions. The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon the Company’s financial condition and/or results of operations. However, matters currently pending or threatened are not expected to have a material adverse effect on the Company’s financial position or results of operations.

In the ordinary course of business, we are from time to time involved in various pending or threatened legal actions. The litigation process is inherently uncertain and it is possible that the resolution of such matters might have a material adverse effect upon our financial condition and/or results of operations. However, matters currently pending or threatened against us are not expected to have a material adverse effect on our financial position or results of operations.

On July 2, 2015, the Company was sued in the Superior Court of California for the County of San Bernardino (Case No. CIV-DS1509468) by the listed Plaintiffs. The Company was served with the original Complaint on August 25, 2015, and filed a Demurrer to the Complaint, which was granted by the Court with leave to amend. A first amended Complaint was filed on January 4, 2016, to which the Company also filed a Demurrer and prevailed and a second amended Complaint was filed on June 12, 2016, to which the Company also filed a Demurrer, which was denied on October 18, 2016. On October 14, 2016, the Company filed an Answer to the second amended Complaint. The Complaint, as amended, claimed causes of action for fraud, unjust enrichment, violation of the Unfair Business Practices Act, failure to pay wages, including minimum wage and overtime, failure to reimburse employment expenses, failure to provide wage statements, waiting time penalties, defamation, intentional infliction of emotional distress, offer and sale of unqualified, non-exempt securities in violation of Section 25110, and misrepresentation or omission of material facts in violation of Corporations Code Section 25401, and sought damages to be determined at trial. In addition to filing the above-mentioned Answers to the Complaints, as amended, the Company filed a Cross-Complaint claiming breach of contract and breach of fiduciary duty. Although the Company rejected the Plaintiffs’ allegations in the Complaint, as amended, the Company’s Board of Directors elected to settle the lawsuit and the parties entered into a settlement agreement on November 3, 2017. Under the terms of the settlement agreement, the Company agreed to pay an aggregate of $1,375,000 as follows: (a) $75,000 within one day of executing the settlement agreement, and (b) $1,300,000 on or before 150 days after October 3, 2017. If the Company makes those payments, a portion of the payment will be deemed a return of Plaintiff’s investment amount and the Plaintiffs will no longer have any right to acquire 477,600 shares of the Company’s common stock.

The amount by which the settlement exceeded the rescinded investment amount was $181,000, and such amount was expensed during the year ended December 31, 2015.

On March 26, 2018, the parties amended the settlement agreement and the Company paid to the Plaintiffs $50,000, plus an additional $10,000 of interest. In addition, the Company was obligated to pay the Plaintiffs $1,250,000 no later than May 3, 2018. On May 2, 2018, $1,285,000 was paid by a trust controlled by the Company’s Chairperson, President and majority stockholder, on behalf of the Company to fully satisfy the settlement agreement, as amended. The Company, in turn, entered into a promissory note with the trust further described in Note 6.